ACQUISITION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended						12 Months Ended
	May 31, 2016	May 18, 2016	Apr. 18, 2016	Mar. 31, 2016	Jan. 31, 2016	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2016	Dec. 26, 2013
Business Acquisition, Contingent Consideration [Line Items]
Cash paid for acquisition										$ 10,000
Customer relations and goodwill							$ 7,026	$ 4,688
Business Combination, Bargain Purchase, Gain Recognized, Amount							10,515	0	$ 0
Payments to Acquire Businesses, Gross										10,000
Amortization of Intangible Assets							448
Inventory Valuation Reserves							218	$ 151
Prevision [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent payments cap						$ 250,000
Ownership interests						100.00%
Total consideration						$ 1,100
Net identifiable liabilities						200
Customer relations and goodwill						$ 1,300
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Combination, Consideration Transferred						$ 1,100
Leaders in Community Alternatives [Member]
Business Acquisition, Contingent Consideration [Line Items]
Ownership interests					100.00%
Total consideration					$ 2,918
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Combination, Consideration Transferred					$ 2,918
Cost of Services, Amortization							61
Amortization of Intangible Assets							2,592
Safend Ltd [Member]
Business Acquisition, Contingent Consideration [Line Items]
Additional contingent consideration				$ 1,500
Ownership interests				100.00%
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Combination, Bargain Purchase, Gain Recognized, Amount				$ 3,662
Cost of Services, Amortization							619
Amortization of Intangible Assets							3,222
PowaPOS [Member]
Business Acquisition, Contingent Consideration [Line Items]
Payments to Acquire Productive Assets			$ 1,174
Receivables, Net, Current			138
Finite-lived Intangible Assets Acquired			493
Inventory Valuation Reserves			$ 543
Alvarion Technologies Ltd. [Member]
Business Acquisition, Contingent Consideration [Line Items]
Cash paid for acquisition		$ 1,000
Total consideration		1,425
Business Combination, Consideration Transferred		1,425
Property, Plant, and Equipment, Salvage Value							4,589
Business Combination, Bargain Purchase, Gain Recognized, Amount		6,853
Payments to Acquire Businesses, Gross		1,000
Business Combination, Contingent Consideration, Liability		1,000
Amortization of Intangible Assets							140
Finite-lived Intangible Assets Acquired		$ 1,026
Earn-out Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments										$ 12,500	$ 3,550	$ 12,500
Additional contingent consideration	$ 2,050						$ 1,500